One Financial Way
Cincinnati, Ohio 45242

Post Office Box 237
Cincinnati, Ohio 45201-0237
Telephone: 513-794-6100

February 28, 2013

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Ohio National Variable Account A (1940 Act File No. 811-1978)

Post-Effective Amendment No. 21 to File No. 333-134288

Ladies and Gentlemen:

Attached hereto is post-effective amendment 21 to File number 333-134288.

This post-effective amendment is being filed pursuant to Rule 485(a) of the Securities Act of 1933. This amendment is being filed to incorporate changes that have been made to withdrawal rates and annual credit rates in the GLWB Plus during the year and increase the fee on the GLWB Plus and certain ARDBRs and GMIBs.

Please feel free to contact me at (513) 794-6278 if you have any questions or comments.

Sincerely,

/s/ Kimberly A. Plante

Kimberly A. Plante

Senior Associate Counsel